Summary of Significant Accounting Policies (Details) - Schedule of Intangible Asset Classes for Amortization Periods	Aug. 31, 2024
Trademarks and brand names [Member]
Schedule of Intangible Asset Classes for Amortization Periods [Line Items]
Finite lived intangible asset useful life	10 years
Minimum [Member] | Customer relationship, backlog and student base [Member]
Schedule of Intangible Asset Classes for Amortization Periods [Line Items]
Finite lived intangible asset useful life	7 months 6 days
Minimum [Member] | Non-compete agreements [Member]
Schedule of Intangible Asset Classes for Amortization Periods [Line Items]
Finite lived intangible asset useful life	4 years
Maximum [Member] | Customer relationship, backlog and student base [Member]
Schedule of Intangible Asset Classes for Amortization Periods [Line Items]
Finite lived intangible asset useful life	7 years
Maximum [Member] | Non-compete agreements [Member]
Schedule of Intangible Asset Classes for Amortization Periods [Line Items]
Finite lived intangible asset useful life	8 years